Income Taxes	6 Months Ended
Mar. 31, 2025
Income Taxes [Abstract]
INCOME TAXES
13.	INCOME TAXES

Cayman Islands

Under the current laws of the Cayman Islands, the Company, XChange TEC.INC is not subject to tax on income or capital gain.

BVI Islands

Under the current laws of the British Virgin Islands (“BVI”), Alpha Mind BVI is incorporated in BVI is not subject to tax on income or capital gain.

Hong Kong

Alpha Mind HK is incorporated in Hong Kong and is subject to Hong Kong Profits Tax on the taxable income as reported in its statutory financial statements adjusted in accordance with relevant Hong Kong tax laws. The applicable tax rate is 16.5% in Hong Kong. The Company did not make any provisions for Hong Kong profit tax as there were no assessable profits derived from or earned in Hong Kong since inception.

PRC

Under the Law of the People’s Republic of China on Enterprise Income Tax (“EIT Law”), which was effective from January 1, 2008, domestically-owned enterprises and foreign-invested enterprises are subject to a uniform tax rate of 25%.

The Company evaluates the level of authority for each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measures the unrecognized benefits associated with the tax positions. For the six months ended March 31, 2024 and 2025, the Company had no unrecognized tax benefits. For the six months ended March 31, 2024 and 2025, the Company incurred income tax expenses RMB 48, and RMB 25, respectively.

Due to uncertainties surrounding future utilization, the Company estimates there will not be sufficient future income to realize the deferred tax assets for the subsidiaries. The Company maintains a full valuation allowance on its net deferred tax assets as of September 30, 2024 and March 31, 2025.

The Company does not anticipate any significant increase to its liability for unrecognized tax benefit within the next 12 months. The Company will classify interest and penalties related to income tax matters, if any, in income tax expense.